Financial Instruments and Derivatives - Offsetting (Details) - Derivatives - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Offsetting Financial Assets
Gross amount	$ 246.3	$ 218.9
Amount offset	11.0	1.6
Net amount	235.3	220.5
Offsetting Financial Liabilities
Gross amount	(19.7)	(163.3)
Amount offset	(11.0)	(1.6)
Net amount	(8.7)	(164.9)
Gross amount assets (liabilities)	226.6	55.6
Net amount assets (liabilities)	$ 226.6	$ 55.6